UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Advisor C Class : FDCXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 72	1.45%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$45,736,063,311
Number of Holdings	120
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.6
8-30	17.0
31-60	4.1
61-90	6.3
91-180	2.1
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.7
U.S. Treasury Obligations - 50.7
Net Other Assets (Liabilities) - (1.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915599.100    529-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Daily Money Class : FDUXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$45,736,063,311
Number of Holdings	120
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.6
8-30	17.0
31-60	4.1
61-90	6.3
91-180	2.1
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.7
U.S. Treasury Obligations - 50.7
Net Other Assets (Liabilities) - (1.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915600.100    58-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund : FMOXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,137,428,142
Number of Holdings	645
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.6
8-30	2.0
31-60	6.5
61-90	2.6
91-180	6.1
>180	4.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Tender Option Bond - 27.6
Municipal Securities - 13.4
Commercial Paper - 7.1
Net Other Assets (Liabilities) - 11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915603.100    275-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund : FZFXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$45,736,063,311
Number of Holdings	120
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.6
8-30	17.0
31-60	4.1
61-90	6.3
91-180	2.1
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.7
U.S. Treasury Obligations - 50.7
Net Other Assets (Liabilities) - (1.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915598.100    2742-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Daily Money Class : FDEXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,137,428,142
Number of Holdings	645
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.6
8-30	2.0
31-60	6.5
61-90	2.6
91-180	6.1
>180	4.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Tender Option Bond - 27.6
Municipal Securities - 13.4
Commercial Paper - 7.1
Net Other Assets (Liabilities) - 11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915605.100    84-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Premium Class : FZEXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,137,428,142
Number of Holdings	645
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.6
8-30	2.0
31-60	6.5
61-90	2.6
91-180	6.1
>180	4.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Tender Option Bond - 27.6
Municipal Securities - 13.4
Commercial Paper - 7.1
Net Other Assets (Liabilities) - 11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915602.100    2737-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Capital Reserves Class : FSRXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 48	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$45,736,063,311
Number of Holdings	120
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.6
8-30	17.0
31-60	4.1
61-90	6.3
91-180	2.1
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.7
U.S. Treasury Obligations - 50.7
Net Other Assets (Liabilities) - (1.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915601.100    77-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class : FERXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,137,428,142
Number of Holdings	645
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.6
8-30	2.0
31-60	6.5
61-90	2.6
91-180	6.1
>180	4.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Tender Option Bond - 27.6
Municipal Securities - 13.4
Commercial Paper - 7.1
Net Other Assets (Liabilities) - 11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915604.100    79-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Treasury Money Market Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 50.7%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.38%, dated 5/1/2025 due 5/2/2025 (b)	846,102,930	846,000,000
ING Financial Markets LLC 4.38%, dated 5/1/2025 due 5/2/2025 (b)	180,021,900	180,000,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Treasury Obligations)#	1,744,107,690	1,743,896,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Treasury Obligations)#	50,107,082	50,101,000
Repurchase Agreements*	20,405,981,417	20,389,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,208,997,000)		23,208,997,000

U.S. Treasury Obligations - 50.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.04 to 4.12	142,000,000	137,037,533
US Treasury Bills 0% 5/1/2025	4.26 to 4.45	82,000,000	82,000,000
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	1,041,000,000	1,039,533,575
US Treasury Bills 0% 5/15/2025	4.27 to 4.41	1,745,000,000	1,742,107,240
US Treasury Bills 0% 5/20/2025	4.25 to 4.30	1,262,000,000	1,259,187,290
US Treasury Bills 0% 5/22/2025	4.29 to 4.30	1,002,000,000	999,506,783
US Treasury Bills 0% 5/27/2025	4.26 to 4.28	678,000,000	675,937,918
US Treasury Bills 0% 5/29/2025	4.27 to 4.44	971,000,000	967,776,566
US Treasury Bills 0% 5/6/2025	4.25 to 4.26	375,900,000	375,680,969
US Treasury Bills 0% 5/8/2025	4.30	15,000,000	14,987,583
US Treasury Bills 0% 6/10/2025	4.27 to 4.28	61,000,000	60,713,503
US Treasury Bills 0% 6/12/2025	4.29	307,676,800	306,169,184
US Treasury Bills 0% 6/17/2025	4.29	125,000,000	124,309,687
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	275,000,000	273,210,324
US Treasury Bills 0% 6/3/2025	4.27	491,000,000	489,091,647
US Treasury Bills 0% 6/5/2025	4.26	316,500,000	315,195,317
US Treasury Bills 0% 7/10/2025	4.22 to 4.29	992,000,000	983,877,116
US Treasury Bills 0% 7/15/2025	4.29	21,000,000	20,814,500
US Treasury Bills 0% 7/17/2025	4.27 to 4.28	222,000,000	219,993,669
US Treasury Bills 0% 7/22/2025	4.25 to 4.29	231,000,000	228,790,271
US Treasury Bills 0% 7/24/2025	4.27 to 4.29	737,000,000	729,732,105
US Treasury Bills 0% 7/29/2025	4.26 to 4.30	267,000,000	264,221,538
US Treasury Bills 0% 7/3/2025	4.25 to 4.28	177,000,000	175,694,867
US Treasury Bills 0% 7/8/2025	4.28	38,000,000	37,695,662
US Treasury Bills 0% 9/18/2025	4.19	47,000,000	46,249,240
US Treasury Notes 0.25% 10/31/2025	4.45	8,000,000	7,836,787
US Treasury Notes 0.25% 5/31/2025	4.44 to 4.59	105,000,000	104,635,204
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	205,000,000	203,647,459
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	168,000,000	165,259,706
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	124,000,000	120,514,997
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	82,000,000	80,120,661
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	213,000,000	207,639,765
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	211,000,000	204,810,393
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	212,000,000	205,648,440
US Treasury Notes 1.625% 2/15/2026	4.15	219,000,000	214,728,597
US Treasury Notes 2% 8/15/2025	4.21 to 4.22	247,000,000	245,450,648
US Treasury Notes 2.125% 5/15/2025	4.35 to 4.43	32,000,000	31,972,358
US Treasury Notes 2.25% 3/31/2026	4.13	12,000,000	11,799,787
US Treasury Notes 2.5% 2/28/2026	4.13	12,000,000	11,842,365
US Treasury Notes 2.625% 12/31/2025	4.29	24,000,000	23,740,735
US Treasury Notes 2.75% 5/15/2025	4.35 to 5.25	234,000,000	233,806,647
US Treasury Notes 3 month U.S. Treasury Bill + 0.101%, 4.3686% 1/31/2027 (d)(e)	4.37	1,817,952,600	1,817,952,316
US Treasury Notes 3 month U.S. Treasury Bill + 0.125%, 4.3956% 7/31/2025 (d)(e)	4.40	171,000,000	170,976,516
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.4206% 4/30/2026 (d)(e)	4.42 to 4.43	1,990,000,000	1,989,971,970
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.4526% 7/31/2026 (d)(e)	4.45 to 4.46	1,571,000,000	1,570,012,859
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.4756% 10/31/2026 (d)(e)	4.47 to 4.48	1,234,000,000	1,234,745,330
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.5156% 1/31/2026 (d)(e)	4.51 to 4.52	1,413,000,000	1,413,684,104
US Treasury Notes 4% 2/15/2026	4.29	8,000,000	7,982,015
US Treasury Notes 4.25% 1/31/2026	4.28	78,000,000	77,980,753
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	210,000,000	209,939,775
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	299,000,000	300,014,419
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	34,000,000	34,134,015
US Treasury Notes 4.625% 3/15/2026	4.11	8,000,000	8,034,543
US Treasury Notes 4.625% 6/30/2025	4.35 to 4.37	48,000,000	48,020,285
US Treasury Notes 4.875% 11/30/2025	4.38	84,000,000	84,233,772
US Treasury Notes 5% 10/31/2025	4.45	5,000,000	5,013,250
US Treasury Notes 5% 9/30/2025	4.30 to 4.39	560,000,000	561,397,472
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,177,062,030)			23,177,062,030

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $46,386,059,030)	46,386,059,030
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(649,995,719)
NET ASSETS - 100.0%	45,736,063,311

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.39	4/30/2025	5/1/2025	63,000,000	63,007,683	U.S. Treasuries (including strips)	0.50 - 4.88	4/30/2027 - 8/15/2033	64,267,872
BMO Chicago Branch	4.37	4/30/2025	5/1/2025	36,000,000	36,004,370	U.S. Treasuries (including strips)	2.00 - 2.50	11/15/2041 - 2/15/2045	36,724,483
BNP Paribas, SA	4.32	4/29/2025	5/29/2025	91,000,000	91,327,600	U.S. Treasuries (including strips)	0.50 - 4.63	8/31/2027 - 5/15/2042	92,842,284
BNP Paribas, SA	4.36(f)	4/28/2025	5/27/2025	110,000,000	110,386,344	U.S. Treasuries (including strips)	0.63 - 5.00	1/31/2026 - 2/15/2055	112,251,620
BNP Paribas, SA	4.33	4/15/2025	5/15/2025	241,000,000	241,869,608	U.S. Treasuries (including strips)	1.13 - 4.63	1/31/2026 - 5/15/2054	246,293,100
BNP Paribas, SA	4.36(f)	4/7/2025	5/7/2025	38,000,000	38,138,067	U.S. Treasuries (including strips)	0.63 - 4.63	1/31/2026 - 5/15/2042	38,872,000
BNP Paribas, SA	4.36(f)	4/4/2025	5/5/2025	379,000,000	380,422,934	U.S. Treasuries (including strips)	0.00 - 4.88	5/8/2025 - 2/15/2053	387,838,360
Barclays Bank PLC	4.37	4/30/2025	5/1/2025	308,000,000	308,037,388	U.S. Treasuries (including strips)	0.00 - 4.38	10/2/2025 - 5/15/2040	314,198,157
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	19,000,000	19,207,000	U.S. Treasuries (including strips)	0.63	8/15/2030	19,475,193
BofA Securities, Inc.	4.36(f)	4/3/2025	6/3/2025	19,000,000	19,140,368	U.S. Treasuries (including strips)	1.25 - 3.63	4/30/2028 - 5/31/2028	19,445,446
BofA Securities, Inc.	4.40(f)	4/9/2025	5/9/2025	24,000,000	24,088,000	U.S. Treasuries (including strips)	0.63 - 3.75	11/30/2027 - 1/31/2029	24,545,461
BofA Securities, Inc.	4.40(f)	4/10/2025	5/9/2025	636,000,000	638,254,267	U.S. Treasuries (including strips)	1.13 - 4.13	2/29/2028 - 11/30/2029	650,373,774
Canadian Imperial Bank of Commerce	4.33	4/10/2025	5/12/2025	64,000,000	64,246,329	U.S. Treasuries (including strips)	0.25 - 4.63	9/30/2025 - 5/15/2054	65,451,477
Canadian Imperial Bank of Commerce	4.33	4/11/2025	5/8/2025	56,000,000	56,181,860	U.S. Treasuries (including strips)	0.00 - 4.88	7/10/2025 - 11/15/2053	57,284,379
Citigroup Global Capital Markets, Inc.	4.43(f)	4/9/2025	6/10/2025	112,000,000	112,854,498	U.S. Treasuries (including strips)	0.00 - 4.00	6/24/2025 - 4/30/2032	114,547,446
Federal Reserve Bank of NY	4.25	4/30/2025	5/1/2025	7,684,000,000	7,684,907,139	U.S. Treasuries (including strips)	1.25 - 2.13	1/31/2027 - 2/15/2041	7,684,907,208
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	333,000,000	333,040,515	U.S. Treasuries (including strips)	3.75 - 4.38	12/15/2026 - 5/31/2030	339,701,412
Ficc Natwest Gc Repo (Gov)	4.38	4/30/2025	5/1/2025	3,000,000	3,000,365	U.S. Treasuries (including strips)	4.13	11/30/2029	3,060,418
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	145,000,000	145,017,601	U.S. Treasuries (including strips)	2.00 - 4.44	10/31/2025 - 11/15/2041	147,918,006
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	253,000,000	253,030,711	U.S. Treasuries (including strips)	0.88 - 4.38	9/30/2026 - 11/15/2049	258,091,347
Fixed Income Clearing Corp - BNYM	4.38	4/30/2025	5/1/2025	2,281,000,000	2,281,277,522	U.S. Treasuries (including strips)	0.63 - 1.63	1/15/2026 - 10/15/2029	2,326,620,001
Fixed Income Clearing Corp - CIBC	4.39	4/30/2025	5/1/2025	199,000,000	199,024,267	U.S. Treasuries (including strips)	1.13	2/15/2031	202,906,394
Fixed Income Clearing Corp - Credit Agricole	4.39	4/30/2025	5/1/2025	857,000,000	857,104,506	U.S. Treasuries (including strips)	4.50 - 4.63	5/15/2027 - 4/30/2029	885,621,722
Fixed Income Clearing Corp - Credit Agricole	4.38	4/30/2025	5/1/2025	221,000,000	221,026,888	U.S. Treasuries (including strips)	1.00 - 3.25	6/30/2027 - 7/31/2028	225,350,878
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	89,000,000	89,010,804	U.S. Treasuries (including strips)	0.00 - 3.63	6/5/2025 - 3/31/2030	90,791,099
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	526,000,000	526,063,851	U.S. Treasuries (including strips)	1.13 - 6.63	2/15/2027 - 8/15/2048	536,585,140
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	527,000,000	527,063,972	U.S. Treasuries (including strips)	2.75 - 4.88	11/30/2025 - 11/15/2042	537,605,324
Fixed Income Clearing Corp - ING	4.39	4/30/2025	5/1/2025	184,000,000	184,022,438	U.S. Treasuries (including strips)	4.50	5/31/2029	187,839,244
Fixed Income Clearing Corp - Mizuho	4.37	4/30/2025	5/1/2025	107,000,000	107,012,989	U.S. Treasuries (including strips)	0.50 - 4.63	11/15/2025 - 5/15/2033	109,153,279
Fixed Income Clearing Corp - Natixis	4.38	4/30/2025	5/1/2025	253,000,000	253,030,782	U.S. Treasuries (including strips)	4.13	11/15/2027	258,070,524
Fixed Income Clearing Corp - Nomura	4.38	4/30/2025	5/1/2025	272,000,000	272,033,093	U.S. Treasuries (including strips)	0.00 - 4.44	5/8/2025 - 4/30/2030	277,473,756
Fixed Income Clearing Corp - State Street Bank	4.38	4/30/2025	5/1/2025	1,738,000,000	1,738,211,457	U.S. Treasuries (including strips)	0.75 - 4.25	1/31/2028 - 2/15/2028	1,772,760,001
HSBC Securities, Inc. (U.S.A.)	4.36	4/29/2025	5/6/2025	72,000,000	72,061,040	U.S. Treasuries (including strips)	3.50 - 4.75	2/15/2033 - 2/15/2045	73,457,855
ING Financial Markets LLC	4.37	4/29/2025	5/6/2025	7,000,000	7,005,948	U.S. Treasuries (including strips)	3.63	5/15/2053	7,211,796
JP Morgan Securities, LLC	4.38(f)	4/9/2025	5/9/2025	1,068,000,000	1,071,898,200	U.S. Treasuries (including strips)	1.50 - 3.75	8/15/2026 - 12/31/2030	1,092,258,003
Lloyds Bank Corp Mrkts	4.40	4/29/2025	5/2/2025	80,000,000	80,029,333	U.S. Treasuries (including strips)	1.75 - 5.38	2/28/2027 - 2/15/2055	81,619,959
Lloyds Bank PLC	4.36	4/30/2025	7/31/2025	12,000,000	12,133,706	U.S. Treasuries (including strips)	0.50 - 4.63	12/31/2026 - 5/15/2032	12,241,543
Lloyds Bank PLC	4.40	2/20/2025	5/28/2025	25,000,000	25,296,389	U.S. Treasuries (including strips)	3.50	1/31/2028	25,781,980
Lloyds Bank PLC	4.40	2/19/2025	5/23/2025	25,000,000	25,284,167	U.S. Treasuries (including strips)	1.50	2/15/2030	25,769,201
Lloyds Bank PLC	4.40	2/25/2025	5/20/2025	13,000,000	13,133,467	U.S. Treasuries (including strips)	2.25 - 2.63	5/31/2027 - 5/15/2041	13,462,963
Lloyds Bank PLC	4.38	2/7/2025	5/7/2025	24,000,000	24,259,880	U.S. Treasuries (including strips)	4.50	11/15/2033	24,804,035
MUFG Securities (Canada), Ltd.	4.35	3/20/2025	6/9/2025	37,000,000	37,362,137	U.S. Treasuries (including strips)	0.00 - 4.63	7/22/2025 - 8/15/2054	37,931,980
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	19,000,000	19,111,720	U.S. Treasuries (including strips)	0.00 - 4.63	5/15/2025 - 8/15/2054	19,477,810
MUFG Securities EMEA PLC	4.32	4/8/2025	5/8/2025	114,000,000	114,410,400	U.S. Treasuries (including strips)	1.13 - 3.88	7/31/2027 - 9/30/2031	116,536,628
MUFG Securities EMEA PLC	4.32	4/7/2025	5/5/2025	114,000,000	114,383,040	U.S. Treasuries (including strips)	1.13 - 3.88	7/31/2027 - 8/15/2032	116,933,279
MUFG Securities EMEA PLC	4.38	4/30/2025	5/1/2025	65,000,000	65,007,908	U.S. Treasuries (including strips)	4.50 - 4.63	2/15/2035 - 11/15/2054	66,348,991
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	3/20/2025	6/9/2025	37,000,000	37,362,137	U.S. Treasuries (including strips)	0.00 - 4.63	9/30/2025 - 2/15/2045	37,931,579
Mizuho Securities U.S.A., Inc.	4.37	4/30/2025	5/7/2025	27,000,000	27,022,943	U.S. Treasuries (including strips)	2.38	4/30/2026	27,543,404
NatWest Market Securities Inc	4.37	4/30/2025	5/1/2025	18,000,000	18,002,185	U.S. Treasuries (including strips)	4.13	3/31/2029	18,362,245
NatWest Market Securities Inc	4.32	4/24/2025	5/1/2025	70,000,000	70,058,800	U.S. Treasuries (including strips)	2.75 - 3.75	4/30/2027	71,459,992
Norinchukin Bank	4.38	4/29/2025	5/2/2025	24,000,000	24,008,760	U.S. Treasuries (including strips)	3.63	2/15/2053	24,723,045
PNC Bank NA	4.37	4/30/2025	5/1/2025	18,000,000	18,002,185	U.S. Treasuries (including strips)	2.50	2/28/2026	18,362,296
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	155,000,000	155,909,290	U.S. Treasuries (including strips)	0.00 - 4.88	8/12/2025 - 5/15/2054	158,909,558
SMBC Nikko Securities America, Inc.	4.37	4/28/2025	5/5/2025	36,000,000	36,030,590	U.S. Treasuries (including strips)	0.50 - 4.75	2/28/2026 - 2/15/2045	36,733,455
SMBC Nikko Securities America, Inc.	4.38	4/30/2025	5/1/2025	231,000,000	231,028,105	U.S. Treasuries (including strips)	0.50 - 4.25	8/31/2027 - 11/15/2034	235,648,729
Societe Generale	4.37	4/28/2025	5/5/2025	126,000,000	126,107,065	U.S. Treasuries (including strips)	4.75	11/15/2053	129,827,363
Sumitomo Mitsui Banking Corp	4.36	4/30/2025	5/14/2025	9,000,000	9,015,260	U.S. Treasuries (including strips)	1.63 - 4.38	8/31/2028 - 8/15/2029	9,281,876
TD Securities (U.S.A.)	4.38	4/30/2025	5/1/2025	53,000,000	53,006,448	U.S. Treasuries (including strips)	0.63 - 3.50	9/30/2026 - 8/15/2030	54,066,646
US Bancorp Inv	4.37	4/30/2025	5/1/2025	42,000,000	42,005,098	U.S. Treasuries (including strips)	0.00 - 0.38	6/30/2025 - 8/15/2028	43,265,378
Total Repurchase Agreements				$ 20,389,000,000	20,405,981,417				20,668,818,394

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$1,743,896,000 due 05/01/2025 at 4.37%
Bank of Nova Scotia/The	63,977,000
BofA Securities Inc	51,533,000
Citigroup Global Capital Markets Inc.	673,807,000
HSBC Securities Inc. (U.S.A.)	55,314,000
JPMorgan Securities LLC	286,554,000
Nomura Securities International Inc	38,107,000
Rbc Dominion Securities Inc	156,911,000
Royal Bank of Canada	36,688,000
Societe Generale SA	86,246,000
Sumitomo Mitsui Banking Corp/New York	294,759,000
1,743,896,000
$50,101,000 due 05/01/2025 at 4.37%
BofA Securities Inc	1,787,000
Citigroup Global Capital Markets Inc.	48,174,000
Rbc Dominion Securities Inc	140,000
50,101,000
Fidelity® Treasury Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $23,208,997,000) - See accompanying schedule: Unaffiliated issuers (cost $46,386,059,030)		$46,386,059,030
Cash		219,000,457
Receivable for investments sold		9,593
Receivable for fund shares sold		521,941,836
Interest receivable		30,610,440
Prepaid expenses		13,200
Receivable from investment adviser for expense reductions		83,950
Other receivables		502,318
Total assets		47,158,220,824
Liabilities
Payable for investments purchased	$1,026,000,000
Payable for fund shares redeemed	337,510,293
Distributions payable	39,931,824
Accrued management fee	9,784,592
Distribution and service plan fees payable	1,832,664
Other affiliated payables	6,470,040
Other payables and accrued expenses	628,100
Total liabilities		1,422,157,513
Net Assets		$45,736,063,311
Net Assets consist of:
Paid in capital		$45,735,694,981
Total accumulated earnings (loss)		368,330
Net Assets		$45,736,063,311

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($2,340,861,379 ÷ 2,339,970,595 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($3,756,185,841 ÷ 3,755,643,931 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($76,912,194 ÷ 76,898,806 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($39,562,103,897 ÷ 39,561,899,594 shares)		$1.00
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Interest		$1,081,087,153
Expenses
Management fee	$60,691,844
Transfer agent fees	38,451,172
Distribution and service plan fees	10,350,790
Accounting fees and expenses	940,758
Custodian fees and expenses	163,027
Independent trustees' fees and expenses	62,542
Registration fees	2,084,464
Audit fees	24,749
Legal	30,444
Miscellaneous	39,700
Total expenses before reductions	112,839,490
Expense reductions	(606,121)
Total expenses after reductions		112,233,369
Net Investment income (loss)		968,853,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	132,619
Total net realized gain (loss)		132,619
Net increase in net assets resulting from operations		$968,986,403
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$968,853,784	$2,244,546,712
Net realized gain (loss)	132,619	11,323
Net increase in net assets resulting from operations	968,986,403	2,244,558,035
Distributions to shareholders	(968,655,538)	(2,244,407,169)

Share transactions - net increase (decrease)	(3,013,551,243)	4,739,075,855
Total increase (decrease) in net assets	(3,013,220,378)	4,739,226,721

Net Assets
Beginning of period	48,749,283,689	44,010,056,968
End of period	$45,736,063,311	$48,749,283,689

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.044	.039	.005	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.044	.039	.005	- B	.003
Distributions from net investment income	(.018)	(.044)	(.039)	(.005)	- B	(.003)
Total distributions	(.018)	(.044)	(.039)	(.005)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.77%	4.48%	3.96%	.50%	.01%	.27%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.97% G	.96%	.97%	.96%	.97%	.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	.52%	.08%	.49%
Expenses net of all reductions, if any	.95% G	.95%	.95%	.52%	.08%	.49%
Net investment income (loss)	3.54% G	4.38%	3.93%	.46%	.01%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$2,340,861	$2,182,243	$1,844,255	$1,486,982	$1,485,952	$1,319,542

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Treasury Money Market Fund Daily Money Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.046	.041	.006	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.019	.046	.041	.006	- B	.004
Distributions from net investment income	(.019)	(.046)	(.041)	(.006)	- B	(.004)
Total distributions	(.019)	(.046)	(.041)	(.006)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.90%	4.74%	4.22%	.61%	.01%	.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.72% G	.71%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.42%	.08%	.40%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.42%	.08%	.40%
Net investment income (loss)	3.79% G	4.63%	4.18%	.56%	.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$3,756,186	$3,499,159	$2,949,844	$1,920,968	$1,826,591	$2,194,000

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Treasury Money Market Fund Advisor C Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.039	.034	.003	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.039	.034	.003	- B	.001
Distributions from net investment income	(.015)	(.039)	(.034)	(.003)	- B	(.001)
Total distributions	(.015)	(.039)	(.034)	(.003)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.52%	3.96%	3.44%	.32%	.01%	.09%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.48% H	1.46%	1.47%	1.46%	1.47%	1.47%
Expenses net of fee waivers, if any	1.45 % H	1.45%	1.45%	.81%	.08%	.57%
Expenses net of all reductions, if any	1.45% H	1.45%	1.45%	.81%	.08%	.57%
Net investment income (loss)	3.04% H	3.88%	3.43%	.17%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$76,912	$75,560	$104,693	$122,176	$77,181	$118,975

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Treasury Money Market Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.049	.044	.007	- B	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.049	.044	.007	- B	.005
Distributions from net investment income	(.020)	(.049)	(.044)	(.007)	- B	(.005)
Total distributions	(.020)	(.049)	(.044)	(.007)	- B	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.04%	5.03%	4.51%	.75%	.01%	.47%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.28%	.08%	.29%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.28%	.08%	.29%
Net investment income (loss)	4.07% G	4.91%	4.46%	.70%	.01%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$39,562,104	$42,992,322	$39,111,265	$29,417,542	$30,315,397	$25,110,690

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 13.4%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2026	430,000	433,567
Colorado - 0.1%
Education - 0.1%
University Colo Enterprise Sys (University Colo Enterprise Sys Proj.) 5% 6/1/2025	1,600,000	1,602,058
General Obligations - 0.0%
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2025	1,065,000	1,068,047
Health Care - 0.0%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2048 (b)	1,560,000	1,574,400
Transportation - 0.0%
Denver CO City & Cnty Arpt 5% 11/15/2025	815,000	822,329
TOTAL COLORADO		5,066,834
Connecticut - 0.2%
General Obligations - 0.2%
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2025	515,000	517,288
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2026 (c)	900,000	912,987
East Lyme CT Gen. Oblig. BAN 4.15% 8/7/2025	2,100,000	2,103,262
Milford CT BAN 4% 10/28/2025	2,300,000	2,311,010
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	4,000,000	4,027,170
		9,871,717
TOTAL CONNECTICUT		9,871,717
District Of Columbia - 0.0%
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2025	775,000	776,201
Florida - 0.1%
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	295,000	296,268
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series C, 5% 7/1/2025	2,600,000	2,608,175
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2025	350,000	351,159
		2,959,334
TOTAL FLORIDA		3,255,602
Georgia - 0.0%
General Obligations - 0.0%
Cobb Cnty GA Schl Dist TAN Series 2025, 4% 12/15/2025	170,000	170,782
Idaho - 0.2%
Health Care - 0.2%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 3.125% tender 12/1/2048 (b)	8,460,000	8,460,000
Illinois - 1.2%
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2015, 5.25% 5/15/2050 (Pre-refunded to 5/15/2025 at 100)	200,000	200,126
General Obligations - 0.9%
Illinois St Gen. Oblig. 5% 2/1/2026	2,900,000	2,936,742
Illinois St Gen. Oblig. 5% 3/1/2026	2,000,000	2,031,556
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	19,475,000	19,653,153
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	975,000	982,783
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2025	500,000	500,000
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2025	1,150,000	1,158,939
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	900,000	910,034
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	700,000	710,922
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2025	1,145,000	1,145,000
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	800,000	800,000
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	1,000,000	1,003,043
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2025	1,290,000	1,300,835
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2025	2,100,000	2,118,075
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2026	1,900,000	1,929,058
		37,180,140
Health Care - 0.3%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.92% tender 4/1/2051 (b)(d)	10,510,000	10,510,000
Special Tax - 0.0%
Illinois St Sales Tax Rev 5% 6/15/2025	1,000,000	1,001,444
Illinois St Sales Tax Rev Series 2018A, 5% 6/15/2025	400,000	400,895
Regional Transn Auth IL 5.25% 6/1/2025	500,000	500,681
		1,903,020
TOTAL ILLINOIS		49,793,286
Kansas - 0.8%
General Obligations - 0.8%
Lawrence KS Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/2025	8,100,000	8,100,000
Wichita KS BAN 3.75% 10/15/2025	12,300,000	12,349,164
Wichita KS Gen. Oblig. BAN Series 318, 4% 10/15/2025	13,400,000	13,468,544
		33,917,708
TOTAL KANSAS		33,917,708
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2025	600,000	600,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	1,900,000	1,934,705
		2,534,705
TOTAL KENTUCKY		2,534,705
Louisiana - 0.1%
Escrowed/Pre-Refunded - 0.1%
Louisiana St Gas & Fuel Tax Rv Series A, 4% 5/1/2041 (Pre-refunded to 5/1/2025 at 100)	3,680,000	3,680,000
Louisiana St Gas & Fuel Tax Rv Series A, 5% 5/1/2041 (Pre-refunded to 5/1/2025 at 100)	445,000	445,000
		4,125,000
TOTAL LOUISIANA		4,125,000
Maryland - 0.0%
General Obligations - 0.0%
State of Maryland Gen. Oblig. Series 2020 FIRST A, 5% 3/15/2026	240,000	243,904
Massachusetts - 0.8%
Education - 0.3%
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.88% tender 6/17/2025 CP mode (b)	2,900,000	2,900,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.88% tender 6/5/2025 CP mode (b)	1,700,000	1,700,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.89% tender 7/8/2025 CP mode (b)	7,200,000	7,200,000
		11,800,000
General Obligations - 0.5%
Groton MA BAN 4.5% 6/20/2025	5,160,473	5,166,746
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	4,100,000	4,128,117
Randolph MA Gen. Oblig. BAN 5% 10/24/2025	8,300,000	8,381,002
Westford MA Gen. Oblig. BAN 4.75% 5/1/2025	4,900,000	4,900,000
		22,575,865
TOTAL MASSACHUSETTS		34,375,865
Michigan - 0.5%
Education - 0.1%
University MI Univ Revs 2.88% tender 6/5/2025 CP mode	5,800,000	5,800,000
Escrowed/Pre-Refunded - 0.0%
Michigan Fin Auth Rev 5% 11/15/2045 (Pre-refunded to 5/15/2025 at 100)	1,500,000	1,500,933
Health Care - 0.3%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.87% tender 1/15/2047 (b)(d)	8,570,000	8,570,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,755,000	1,786,868
		10,356,868
Pooled Loans - 0.1%
Michigan Fin Auth Rev RAN (Michigan Fin Auth Ltd Oblig Rev Proj.) Series 2024 A 2, 5% 8/20/2025	2,200,000	2,209,358
TOTAL MICHIGAN		19,867,159
Missouri - 0.0%
Escrowed/Pre-Refunded - 0.0%
Metropolitian St Louis MO Swr Dist Wastewtr Sys Rev Series 2015 B, 5% 5/1/2045 (Pre-refunded to 5/1/2025 at 100)	480,000	480,000
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2025	330,000	330,722
Clark Cnty NV School Dist Series 2015 D, 5% 6/15/2025	200,000	200,348
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	350,000	350,809
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2025	225,000	225,473
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2025	1,400,000	1,402,869
Clark Cnty NV School Dist Series 2021 A, 5% 6/15/2025	700,000	701,595
Clark Cnty NV School Dist Series 2024 C, 5% 6/15/2025	1,900,000	1,904,173
		5,115,989
TOTAL NEVADA		5,115,989
New Jersey - 2.6%
General Obligations - 2.6%
Borough of Waldwick NJ Gen. Oblig. BAN 4% 10/10/2025	2,100,000	2,106,040
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 6/26/2025	2,822,000	2,825,508
Clifton NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/21/2025	2,100,000	2,100,865
Cranford Township NJ Gen. Oblig. BAN 4% 8/22/2025	2,100,000	2,104,213
East Brunswick Twp N J BAN 4% 7/15/2025	1,200,000	1,201,510
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2024, 5% 6/18/2025	950,000	952,410
Evesham Twp NJ Gen. Oblig. BAN Series 2024 A, 4% 9/16/2025	1,900,000	1,905,705
Freehold Township NJ Gen. Oblig. BAN Series 2024, 4% 10/21/2025	4,600,000	4,621,163
Glassboro NJ Gen. Oblig. BAN 4.25% 5/30/2025	2,600,000	2,601,532
Ho & Ho Kus NJ Gen. Oblig. BAN 4.75% 5/1/2025	900,000	900,000
Hoboken NJ BAN 4% 3/10/2026	700,000	703,127
Hopewell Township Mercer CO NJ Gen. Oblig. BAN Series 2024, 4% 9/23/2025	3,210,000	3,222,506
Jefferson Twp NJ Gen. Oblig. BAN 4.5% 6/13/2025	4,500,000	4,504,140
Kinnelon NJ Gen. Oblig. BAN 4% 9/26/2025	2,400,000	2,409,537
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	3,600,000	3,619,862
Logan Twp NJ Gen. Oblig. BAN Series 2024, 4% 10/16/2025	3,700,000	3,718,188
Mahwah Twp NJ Ban BAN 4% 5/30/2025	2,200,000	2,200,725
Metuchen NJ Tan Gen. Oblig. BAN Series 2024A, 4.5% 7/9/2025	4,464,000	4,471,489
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	2,258,000	2,267,756
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 4.125% 6/15/2025	365,000	365,424
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 5% 6/15/2025	775,000	776,731
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	6,800,000	6,881,670
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2025	315,000	316,061
New Jersey St Gen. Oblig. 5% 6/1/2025	1,900,000	1,902,078
New Jersey St Gen. Oblig. 5% 6/1/2026	2,175,000	2,219,872
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,400,000	1,419,608
New Jersey Trans Trust Fund Auth 5.75% 6/15/2025	1,200,000	1,203,280
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	7,100,000	7,170,807
Old Bridge Township New Jersey Gen. Oblig. BAN Series 2024, 4% 9/5/2025	2,700,000	2,707,864
Point Pleasant NJ Gen. Oblig. BAN 4% 8/29/2025	1,600,000	1,603,509
Ridgewood NJ Ban Gen. Oblig. BAN Series 2024B, 3.75% 10/9/2025	5,400,000	5,421,998
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	1,960,000	1,968,768
Springfield Twp NJ Union Cnty Gen. Oblig. BAN 4.75% 5/1/2025	1,700,000	1,700,000
Stafford Twp NJ Gen. Oblig. BAN Series 2024A, 4% 10/21/2025	7,500,000	7,534,482
Tenafly NJ Gen. Oblig. BAN 4.5% 5/22/2025	2,700,000	2,701,259
Upper Saddle River NJ BAN 4% 3/20/2026	2,200,000	2,215,458
Wayne Twp NJ BAN 4% 10/30/2025	2,400,000	2,410,584
West Milford Township NJ Gen. Oblig. BAN 4% 9/12/2025	3,800,000	3,811,495
Woodcliff Lake N J Gen. Oblig. BAN 4% 9/19/2025	2,100,000	2,105,971
		104,873,195
TOTAL NEW JERSEY		104,873,195
New York - 2.7%
General Obligations - 2.7%
Albany NY City Sch Dist BAN Series 2024 B, 4.5% 6/26/2025	19,200,000	19,225,569
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2024, 4.5% 6/20/2025	5,600,000	5,606,659
Corning NY City Sch Dist Tan BAN Series 2024 B, 4.5% 6/20/2025	6,055,000	6,062,366
Depew NY Un Free Sch Dist BAN Series 2024, 4% 10/30/2025	6,200,000	6,229,988
East Hampton NY Un Free Sh Dis TAN Series 2024 2025 TAXES B, 4.5% 6/26/2025	1,800,000	1,804,062
East Syracuse-Minoa NY Cent SD BAN Series 2024, 4.5% 7/11/2025	2,700,000	2,704,254
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	4,100,000	4,129,992
Harrison NY Cent Sch Dist BAN Series 2024, 4.5% 7/25/2025	2,100,000	2,104,533
Kenmore-Tonawanda NY Ufsd BAN Series 2024, 4.5% 6/26/2025	6,080,000	6,088,097
Kingston NY Gen. Oblig. BAN Series 2024C, 4% 8/13/2025	2,200,000	2,200,000
Lancaster Town NY Gen. Oblig. BAN Series 2024, 4.5% 7/18/2025	3,300,000	3,306,671
Mahopac NY Cent Scd BAN Series 2024, 4.5% 7/25/2025	4,200,000	4,208,685
Massapequa NY Un Free Sch Dist TAN Series 2024 2025 TAXES, 4% 6/20/2025	2,300,000	2,302,782
New Paltz Town N Y Gen. Oblig. BAN Series 2024 D, 4% 10/3/2025	1,800,000	1,806,742
New Windsor NY Gen. Oblig. BAN Series 2024, 4.5% 6/27/2025	1,805,000	1,807,227
North Hempstead NY Gen. Oblig. BAN 4% 9/19/2025	5,500,000	5,523,541
Ossining Village NY Gen. Oblig. BAN Series 2024, 4% 9/18/2025	6,100,000	6,122,485
Port Jervis NY City Sch Dist BAN 4.5% 6/27/2025	1,900,000	1,902,466
Sachem Cent Sch Dist NY TAN Series 2024 2025 TAXES, 4.5% 6/20/2025	15,100,000	15,119,603
Southampton NY Un Free Sch Dis TAN Series 2024 2025 TAXES, 5% 6/20/2025	2,775,000	2,782,262
Suffolk Cnty NY Gen. Oblig. TAN Series 2025, 4% 7/25/2025	6,900,000	6,917,126
Three Vlg Cent Sch Dist NY TAN Series 2024 2025 TAXES, 4.5% 6/24/2025	195,000	195,244
		108,150,354
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 2, 4% 6/15/2025	500,000	500,077
TOTAL NEW YORK		108,650,431
North Carolina - 0.2%
Escrowed/Pre-Refunded - 0.1%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2055 (Pre-refunded to 10/1/2025 at 100)	2,200,000	2,214,004
General Obligations - 0.1%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2026 (c)	4,000,000	4,071,080
TOTAL NORTH CAROLINA		6,285,084
Ohio - 0.6%
General Obligations - 0.5%
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025	5,900,000	5,930,833
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	3,100,000	3,118,297
Delaware OH BAN 3.75% 4/16/2026	1,100,000	1,106,230
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	900,000	905,061
Huber Heights OH BAN 4.5% 7/10/2025	2,600,000	2,605,705
Kings Loc Sch Dist Ohio BAN 4.5% 7/16/2025	1,700,000	1,703,357
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	2,000,000	2,016,396
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	900,000	903,166
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	1,000,000	1,003,905
Springfield OH BAN 3.625% 3/25/2026	1,300,000	1,306,513
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2026	345,000	349,830
State of Ohio Gen. Oblig. Series 2020 B, 5% 8/1/2025	165,000	165,702
		21,114,995
Health Care - 0.1%
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 3.125% tender 12/1/2046 (b)	2,800,000	2,800,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	225,000	227,871
		3,027,871
TOTAL OHIO		24,142,866
Oregon - 0.1%
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026 (c)	4,400,000	4,468,596
Pennsylvania - 0.3%
General Obligations - 0.3%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2025	955,000	956,341
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2025	200,000	201,156
Pennsylvania St Gen. Oblig. Series FIRST 2020, 5% 5/1/2025	2,750,000	2,750,000
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2025	2,500,000	2,501,399
Pennsylvania St Gen. Oblig. Series FIRST 2024, 5% 8/15/2025	7,300,000	7,340,404
		13,749,300
TOTAL PENNSYLVANIA		13,749,300
Rhode Island - 0.0%
General Obligations - 0.0%
North Providence R I BAN 4% 7/23/2025	335,000	335,675
South Carolina - 1.2%
General Obligations - 1.2%
Anderson Co SC Sch Dist No 004 BAN Series 2025, 5% 8/28/2025	23,300,000	23,457,418
Berkeley Cnty SC School Dist Series 2024A, 5% 6/2/2025	875,000	875,835
Charleston County School District BAN 5% 5/7/2026 (c)	15,000,000	15,275,550
Charleston Edl Excellence Fing Corp SC Installment Pur Rev (Charleston County School District Proj.) 5% 12/1/2025	515,000	519,643
York Cnty SC Sch Dist No 4 Fort Mill BAN Series 2024, 3.75% 10/8/2025	9,300,000	9,336,853
		49,465,299
TOTAL SOUTH CAROLINA		49,465,299
Tennessee - 0.3%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2015C, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100)	1,200,000	1,203,852
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	1,300,000	1,312,469
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2035 (Pre-refunded to 11/1/2025 at 100)	620,000	626,169
		3,142,490
Housing - 0.3%
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3B, 3.5% tender 7/1/2055 (b)	3,500,000	3,500,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3C, 3.5% tender 1/1/2056 (b)	4,300,000	4,300,002
		7,800,002
TOTAL TENNESSEE		10,942,492
Texas - 1.0%
Education - 0.1%
Texas St Univ Sys Fing Rev Series 2024, 5% 3/15/2026	4,335,000	4,395,820
General Obligations - 0.9%
Austin TX Indpt Sch Dist 5% 8/1/2025	7,535,000	7,574,229
Channelview TX Indpt Sch Dist Series 2021, 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,335,000	1,342,585
Dallas TX ISD Series 2021 A, 4% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	900,000	908,063
Frisco Tex Indpt Sch Dis Series 2017, 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	240,000	241,190
Houston TX Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed) (c)	7,500,000	7,598,625
Houston TX TRAN 5% 6/30/2025	11,700,000	11,735,098
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,205,000	2,231,628
Texas State Gen. Oblig. Series 2024, 5% 10/1/2025	5,860,000	5,906,132
		37,537,550
Water & Sewer - 0.0%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	600,000	605,746
TOTAL TEXAS		42,539,116
Utah - 0.0%
Escrowed/Pre-Refunded - 0.0%
Utah Tran Auth Sales Tax Rev Series 2015 A, 4% 6/15/2035 (Pre-refunded to 6/15/2025 at 100)	1,300,000	1,300,702
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2024, 4% 9/2/2025	9,300,000	9,336,932
TOTAL MUNICIPAL SECURITIES (Cost $554,578,007)		554,578,007

Tender Option Bond - 27.6%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 3.65% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	19,400,000	19,400,000
Alabama Spl Cre Fac Fin A Birm Participating VRDN Series 2023 XF3104, 3.65% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,580,000	5,580,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 3.67% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 3.67% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
East Alabama Health Care Auth Participating VRDN Series 2025 BAML5061, 2.69% 9/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,885,000	4,885,000
Energy Southeast AL Coop District Participating VRDN 3.67% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 3.66% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	760,000	760,000
Southeast Energy Auth Participating VRDN Series 2023 XM1135, 3.65% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,675,000	3,675,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 3.66% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,000,000	4,000,000
TOTAL ALABAMA		41,700,000
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.9% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	540,003	540,003
Arizona - 0.4%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 3.82% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	500,000	500,000
Arizona Ind Dev Auth Participating VRDN 3.9% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	400,000	400,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,700,000	1,700,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.9% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	4,000,000	4,000,000
Maricopa Cnty AZ IDA Honor Hlth Participating VRDN Series E 147, 3.65% 9/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,500,000	6,500,000
Salt Verde Finl Corp Sr. Gas Rev Participating VRDN Series 2018 XF2537, 3.66% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,015,000	2,015,000
TOTAL ARIZONA		15,115,000
California - 0.4%
California Gen. Oblig. Participating VRDN Series 2015XF 1038, 3.65% 6/1/2040 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	600,000	600,000
River Islands Pub Fing Auth Participating VRDN 3.9% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,800,000	2,800,000
State of California Gen. Oblig. Participating VRDN Series 2022 XF3020, 3.62% 9/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,700,000	2,700,000
University CA Revs Participating VRDN Series 2023 ZF3164, 3.64% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	11,000,000	11,000,000
TOTAL CALIFORNIA		17,100,000
Colorado - 0.7%
Colorado Ctfs of Prtn Participating VRDN 3.65% 12/15/2040 (Liquidity Facility UBS AG) (b)(e)	2,905,000	2,905,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN 3.65% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 3.67% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 3.65% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,195,000	2,195,000
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 3.92% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,500,000	5,500,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 3.65% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,345,000	2,345,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2023 ZL0511, 3.65% 12/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,915,000	2,915,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XG0603, 3.65% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000,000	5,000,000
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 3.65% 11/1/2033 (Liquidity Facility Citibank NA) (b)(e)	4,605,000	4,605,000
TOTAL COLORADO		28,455,000
Connecticut - 1.7%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 3.66% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	16,905,000	16,905,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 3.66% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	35,745,000	35,745,000
Connecticut St Gen. Oblig. Participating VRDN Series 2018 YX1095, 3.65% 9/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,925,000	4,925,000
Connecticut St Gen. Oblig. Participating VRDN Series 2022 XM1035, 3.65% 4/15/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,305,000	5,305,000
Connecticut St Spl Tax Oblig Participating VRDN 3.65% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,020,000	6,020,000
TOTAL CONNECTICUT		68,900,000
Delaware - 0.1%
Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.9% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,600,000	1,600,000
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.9% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,200,000	1,200,000
TOTAL DELAWARE		2,800,000
District Of Columbia - 0.1%
District Columbia Income Tax Rev Participating VRDN Series 2022 YX1195, 3.65% 3/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	895,000	895,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0852, 3.65% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,355,000	1,355,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 3.66% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,210,000	1,210,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 3.67% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,045,000	1,045,000
TOTAL DISTRICT OF COLUMBIA		4,505,000
Florida - 2.5%
Brevard County Health Facilities Auth Rev Participating VRDN Series 2022 XL0253, 3.67% 4/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,630,000	2,630,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 2.57% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	975,000	975,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 3.72% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,375,000	5,375,000
Broward County FL School District Participating VRDN Series 2022 XM0996, 3.65% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	16,000,000	16,000,000
Cape Coral Wtr & Swr Rev Participating VRDN Series 2023 YX1317, 3.66% 10/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,300,000	2,300,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 3.73% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	900,000	900,000
Florida Baptist Health Series 2025 BAML5066, 3.77% tender 8/15/2055 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,800,000	3,800,000
Florida Dev Fin Corp Healthcare Facility Rev Participating VRDN 2.63% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(e)	7,600,000	7,600,000
Florida St Dept Transn Tpk Rev Participating VRDN Series 2023 XF3100, 3.65% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,270,000	4,270,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 3.65% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,825,000	7,825,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 3.65% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,500,000	3,500,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 3.65% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 3.65% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 3.65% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,000,000	2,000,000
Hillsborough County Indl. Dev Participating VRDN 3.66% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,710,000	1,710,000
Jacksonville Fla Spl Rev Participating VRDN Series 2024 ZF3276, 3.65% 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	520,000	520,000
JEA FL Wtr & Swr Sys Rev Participating VRDN 3.65% 10/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,665,000	2,665,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.74% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,240,000	2,240,000
Miami-Dade Cnty FL Sch Dist Participating VRDN 3.65% 3/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,800,000	2,800,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 3.67% 3/15/2047 (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 3.65% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,100,000	6,100,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 3.67% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,400,000	4,400,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 3.72% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,900,000	1,900,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 3.65% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,250,000	7,250,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 3.65% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,060,000	2,060,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 3.69% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,900,000	2,900,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 3.72% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000,000	2,000,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 3.65% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,800,000	1,800,000
TOTAL FLORIDA		104,420,000
Georgia - 1.3%
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 3.65% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,830,000	3,830,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.66% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	14,700,000	14,700,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.67% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,700,000	4,700,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 3.66% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	7,140,000	7,140,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 3.66% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,375,000	3,375,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3183, 3.66% 1/1/2059 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,310,000	4,310,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 3.67% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,800,000	1,800,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 3.65% 7/1/2041 (Liquidity Facility Citibank NA) (b)(e)	3,500,000	3,500,000
Main Street Natural Gas Inc Participating VRDN Series 2019 XF0751, 3.65% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,285,000	3,285,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 3.65% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,200,000	2,200,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XG0489, 3.65% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,665,000	2,665,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 3.65% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,015,000	1,015,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 3.67% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 3.67% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,110,000	2,110,000
TOTAL GEORGIA		55,330,000
Hawaii - 0.1%
Hawaii Dpt Bg & Fin Spl Pur Rev Participating VRDN Series 2025 XM1242, 3.7% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,000,000	3,000,000
Illinois - 2.4%
Chicago IL Gen. Oblig. Participating VRDN 3.66% 11/27/2028 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	12,300,000	12,300,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 3.65% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	625,000	625,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 3.66% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,650,000	5,650,000
Chicago Transit Auth Participating VRDN Series 2023 XG0487, 3.65% 12/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,400,000	4,400,000
Illinois Fin Auth Participating VRDN Series 2023 BAML5047, 3.7% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	17,800,000	17,800,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.92% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,300,000	8,300,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 3.65% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	13,550,000	13,550,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 3.65% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Illinois Finance Authority Rev Participating VRDN 3.65% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Illinois Finance Authority Rev Participating VRDN 3.65% 8/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,695,000	5,695,000
Illinois Finance Authority Rev Participating VRDN 3.65% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,695,000	2,695,000
Illinois Finance Authority Rev Participating VRDN Series 2015 XF0253, 3.72% 5/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,720,000	5,720,000
Illinois Gen. Oblig. Participating VRDN 3.67% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,300,000	1,300,000
Illinois Gen. Oblig. Participating VRDN 3.67% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,000,000	5,000,000
Illinois Gen. Oblig. Participating VRDN Series 2019 XM0759, 3.67% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (b)(e)	820,000	820,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 3.65% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,455,000	1,455,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 3.65% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,915,000	3,915,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2022 ZL0330, 3.68% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,975,000	1,975,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 XF1533, 3.68% 1/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,320,000	1,320,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 3.66% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	900,000	900,000
TOTAL ILLINOIS		99,920,000
Indiana - 0.3%
Indian Fin Auth Univ Hlth Participating VRDN Series E 161, 3.65% 10/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	11,700,000	11,700,000
Indiana Fin Auth Health Facilities Rev Participating VRDN Series 2023 XF1569, 3.65% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,905,000	1,905,000
TOTAL INDIANA		13,605,000
Iowa - 0.3%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 3.87% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,490,000	5,490,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0488, 3.65% 7/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
State of Iowa Board of Regents Participating VRDN 3.65% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,100,000	1,100,000
TOTAL IOWA		10,590,000
Kansas - 0.0%
K-State Athletics Inc Participating VRDN 3.66% 7/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,575,000	1,575,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 3.72% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,300,000	2,300,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2017 XG0123, 3.66% 6/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	300,000	300,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 3.66% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,175,000	2,175,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 3.67% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 3.67% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Kentucky Pub Energy Participating VRDN 3.67% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 3.65% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
TOTAL KENTUCKY		10,675,000
Maryland - 0.1%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2023 XF3152, 3.66% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,815,000	2,815,000
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 3.66% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,650,000	2,650,000
TOTAL MARYLAND		5,465,000
Massachusetts - 0.0%
Massachusetts St Gen. Oblig. Participating VRDN 3.63% 12/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,100,000	2,100,000
Michigan - 0.6%
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 3.65% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Michigan Fin Auth Rev Participating VRDN 3.65% 12/1/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,485,000	4,485,000
Michigan Fin Auth Rev Participating VRDN Series 2022 ZF3032, 3.65% 12/1/2045 (Liquidity Facility UBS AG) (b)(e)	5,200,000	5,200,000
Michigan Fin Auth Rev Participating VRDN Series 2023 XF1667, 3.65% 11/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,300,000	2,300,000
Michigan Fin Auth Rev Participating VRDN Series 2025 ZF3299, 3.67% 12/1/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,825,000	1,825,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 3.66% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,600,000	2,600,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2024 XF3221, 3.65% 12/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,960,000	1,960,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2025 XF1874, 3.65% 12/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,665,000	2,665,000
Michigan St Hosp Fin Auth Rev Participating VRDN 3.65% 11/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,250,000	1,250,000
TOTAL MICHIGAN		25,285,000
Michigan,New York - 0.0%
Eastern MI University Rev Participating VRDN Series 2025 001, 3.87% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,800,000	1,800,000
Minnesota - 0.3%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 3.66% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,685,000	6,685,000
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 3.65% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	815,000	815,000
Rochester MN Health Care Facs Participating VRDN Series 2025 XF1876, 3.65% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,435,000	1,435,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,800,000	1,800,000
TOTAL MINNESOTA		10,735,000
Mississippi - 0.2%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.9% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,300,000	1,300,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.9% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	800,000	800,000
Mississippi Home Corp Single Family Mtg Rev Participating VRDN Series 2025 XX1388, 3.65% 12/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
Warren County Ctfs Prtn Participating VRDN Series 2023 XG0546, 3.65% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,395,000	4,395,000
TOTAL MISSISSIPPI		9,495,000
Missouri - 1.3%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.9% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	900,000	900,000
Kansas City Spl. Oblig. Participating VRDN Series 2022 XG0361, 3.66% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,700,000	1,700,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 3.67% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	18,400,000	18,400,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 3.66% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,600,000	7,600,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1839, 3.65% 4/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,950,000	2,950,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 3.65% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,565,000	2,565,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 3.65% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,700,000	8,700,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 3.65% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,110,000	2,110,000
Montana Hlth Facs Auth Rev Participating VRDN 3.65% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,905,000	5,905,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 3.65% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,400,000	2,400,000
TOTAL MISSOURI		53,230,000
Nebraska - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 3.67% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	215,000	215,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 ZF1734, 3.65% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,220,000	2,220,000
TOTAL NEBRASKA		2,435,000
Nevada - 0.0%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 3.74% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,025,000	1,025,000
New Hampshire,New York - 0.4%
Nat'l Fin Auth NH Novant Hlth Participating VRDN Series E 157, 3.65% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	15,100,000	15,100,000
New Jersey - 0.7%
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 3.65% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,900,000	5,900,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 3.65% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500,000	2,500,000
New Jersey St Hsg & Mtg Fin Agy Multi Fam Rev Participating VRDN Series 2024 012, 3.87% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(e)	11,900,000	11,900,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.65% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,495,000	2,495,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.65% 6/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	500,000	500,000
New Jersey Trans. Trust Fund Auth Participating VRDN 3.65% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,250,000	4,250,000
New Jersey Turnpike Authority Participating VRDN 3.65% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,240,000	1,240,000
TOTAL NEW JERSEY		28,785,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.9% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,500,000	2,500,000
New York - 1.8%
New York City Gen. Oblig. Participating VRDN 3.65% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,400,000	5,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 3.65% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,000,000	10,000,000
New York CityParticipating VRDN 3.65% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,295,000	3,295,000
New York Dorm Auth Rev Participating VRDN Series E 146, 3.65% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,100,000	5,100,000
New York Dorm Auth Royal Charter PropParticipating VRDN Series 2025 MIZ9208, 3.9% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	6,700,000	6,700,000
New York Metropolitan Trans Auth Rev Participating VRDN 3.65% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,435,000	12,435,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 3.65% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	16,700,000	16,700,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 3.65% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,300,000	1,300,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 3.65% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 3.64% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,670,000	3,670,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 3.64% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,370,000	1,370,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 ZL0473, 3.64% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,855,000	4,855,000
TOTAL NEW YORK		73,425,000
North Carolina - 0.4%
Charlotte NC Arpt Rev Participating VRDN Series 2023 XF1603, 3.65% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,925,000	2,925,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 3.65% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,945,000	4,945,000
North Carolina Cap Fac Fin Agy Rev Participating VRDN Series 2015 XF2165, 3.65% 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	7,585,000	7,585,000
TOTAL NORTH CAROLINA		15,455,000
North Dakota - 0.2%
Grand Forks Health Care Sys Rev Participating VRDN Series 2023 XF1602, 3.66% 12/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	5,055,000	5,055,000
North Dakota Housing Finance Agency Participating VRDN Series 2025 XF1847, 3.65% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,500,000	3,500,000
TOTAL NORTH DAKOTA		8,555,000
Ohio - 0.9%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 3.71% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,100,000	1,100,000
Allen Cnty OH Mercy Hlth Participating VRDN Series E 134, 3.65% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,085,000	5,085,000
Green OH Local Sch Dist Summit Participating VRDN 3.74% 11/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,750,000	3,750,000
Montgomery Cnty OH Kettering Hlth Participating VRDN Series E 132, 3.65% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	15,400,000	15,400,000
Montgomery County Hosp Rev Participating VRDN 3.66% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,365,000	1,365,000
Ohio Hosp Rev Participating VRDN Series C 18, 3.66% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,400,000	1,400,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 3.65% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,625,000	2,625,000
Ohio University HospitalParticipating VRDN Series C 22, 3.66% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,000,000	5,000,000
Port of Grt Cincinnati OH Participating VRDN Series 2024 XL0553, 3.65% 12/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,335,000	3,335,000
TOTAL OHIO		39,060,000
Oklahoma - 0.3%
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 3.65% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,700,000	3,700,000
Oklahoma DFA Intergris HlthParticipating VRDN Series E 140, 3.65% 8/15/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,540,000	7,540,000
TOTAL OKLAHOMA		11,240,000
Oregon - 0.3%
Multinomah OR Adventist Health Participating VRDN 3.65% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 3.65% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,480,000	4,480,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.9% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	500,000	500,000
Port of Morrow Series 2024 MS0026, 3.82% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	5,000,000	5,000,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 3.65% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,340,000	1,340,000
TOTAL OREGON		13,320,000
Pennsylvania - 1.3%
Allegheny County Arpt Auth Rev Participating VRDN Series 2018 XX1094, 3.66% 4/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
Central Bradford Progress Auth Rev Participating VRDN Series 2022 XF1346, 3.67% 12/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,675,000	1,675,000
Cumberland County Muni. Auth Rev Participating VRDN 3.66% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,200,000	1,200,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 3.7% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(e)(f)	4,410,000	4,410,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 3.66% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,055,000	4,055,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 3.66% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	300,000	300,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2022 XM1008, 3.65% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	830,000	830,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 3.65% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,615,000	3,615,000
Southeastern PA Transn Auth Rev Participating VRDN 3.65% 6/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,965,000	1,965,000
Southeastern PA Transn Auth Rev Participating VRDN 3.65% 6/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Southeastern PA Transn Auth Rev Participating VRDN 3.67% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,400,000	1,400,000
Thomas Jefferson University Participating VRDN Series 5077, 3.65% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	21,055,000	21,055,000
Westmoreland Cnty PA Participating VRDN Series 2017 YX1075, 3.66% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,300,000	4,300,000
TOTAL PENNSYLVANIA		51,805,000
South Carolina - 0.8%
Charelston SC Arpt Rev Participating VRDN Series 2025 XF1810, 3.66% 7/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,150,000	3,150,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 3.65% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 3.67% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 3.67% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,740,000	2,740,000
Prism Health SC Participating VRDN 3.65% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	21,043,000	21,043,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 3.65% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,245,000	2,245,000
TOTAL SOUTH CAROLINA		34,178,000
South Dakota - 0.1%
South Dakota St Hlth & Edl Fac Participating VRDN 3.66% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,625,000	5,625,000
Tennessee - 0.8%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 3.66% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,700,000	4,700,000
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XG0194, 3.66% 7/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,100,000	3,100,000
Knox County Health Edl & Hsg Facility Board Student Hsg Rev Participating VRDN Series 2024 XG0548, 3.66% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
Metropolitan Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 3.65% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	14,645,000	14,645,000
Sullivan County Health Ed and Hsg Board Participating VRDN 2.63% 9/1/2036 (Liquidity Facility Bank of America, N.A.) (b)(e)	6,440,000	6,440,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 3.67% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,110,000	1,110,000
TOTAL TENNESSEE		32,395,000
Texas - 3.4%
Austin TX Elec Util Sys Rev Participating VRDN Series 2023 XF3113, 3.65% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,000,000	8,000,000
Board of Regents of the University of Texas System Participating VRDN Series 2023 XL0500, 3.65% 8/15/2049 (Liquidity Facility UBS AG) (b)(e)	4,340,000	4,340,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZL0600, 3.65% 3/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,250,000	3,250,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,800,000	3,800,000
Denton Independent School District Participating VRDN 3.64% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,000,000	8,000,000
Denton Independent School District Participating VRDN Series 2025 XF3361, 3.65% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,400,000	4,400,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2022 XL0323, 3.65% 12/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,960,000	2,960,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 3.77% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	700,000	700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 3.65% 10/1/2046 (Liquidity Facility Citibank NA) (b)(e)	2,900,000	2,900,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.74% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	5,900,000	5,900,000
Harris County Children's Hosp Participating VRDN Series E 149, 3.65% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Houston TX Gen. Oblig. Participating VRDN 3.65% 3/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,400,000	2,400,000
Lamar TX Isd Participating VRDN 3.65% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,200,000	3,200,000
Lamar TX Isd Participating VRDN 3.67% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,800,000	3,800,000
Lamar TX Isd Participating VRDN Series 2023 XF3163, 3.65% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,245,000	5,245,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 3.65% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,900,000	1,900,000
Lamar TX Isd Participating VRDN Series 2025 ZF3318, 3.67% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,100,000	2,100,000
Leander Independent School District Participating VRDN 3.65% 8/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,160,000	12,160,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 3.72% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	8,000,000	8,000,000
Lower Colorado River Auth Rev Participating VRDN Series 2023 XM1105, 3.65% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,265,000	6,265,000
New Caney TX Indpt Sch Dist New Participating VRDN Series 2023 XF1582, 3.66% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 3.65% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,975,000	7,975,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 3.73% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	800,000	800,000
Royse City TX Indpt Sch Dist Participating VRDN 3.65% 2/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,800,000	1,800,000
Tarrant Cnty TX Christus Hlth Participating VRDN Series E 150, 3.65% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,365,000	10,365,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 3.67% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(e)	760,000	760,000
Tarrant County Cultural Ed Facilities Fin Corp Rev Participating VRDN Series 2022 XG0399, 3.65% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,500,000	1,500,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 3.67% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	800,000	800,000
Texas St Univ Sys Fing Rev Participating VRDN Series 2024 XM1164, 3.65% 3/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,750,000	3,750,000
Texas Wtr Dev Brd Participating VRDN 3.64% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,685,000	4,685,000
Texas Wtr Dev Brd Participating VRDN 3.65% 10/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,625,000	3,625,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZL0484, 3.64% 10/15/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,640,000	5,640,000
Texas Wtr Dev Brd Series 2025 MS0037, 3.74% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,525,000	1,525,000
Ysleta Independent School District Participating VRDN Series 2022 XF1338, 3.65% 8/15/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,670,000	2,670,000
TOTAL TEXAS		142,215,000
Utah - 0.1%
Utah Cnty Utah Hosp Rev Participating VRDN Series 2022 XM1003, 3.65% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,440,000	2,440,000
Virginia - 0.4%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 3.66% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,800,000	3,800,000
Fairfax Cnty VA Indl Dev Auth Participating VRDN Series 2018 XG0191, 3.65% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,077,500	1,077,500
Norfolk Econ Dev Health Care Facs Participating VRDN 3.66% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	500,000	500,000
Norfolk VA Sentara Hlth Participating VRDN 3.66% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 3.72% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	10,200,000	10,200,000
TOTAL VIRGINIA		18,077,500
Washington - 1.2%
Multicare Health Sys Participating VRDN Series E 153, 3.65% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	11,075,000	11,075,000
Seattle WA Mun Lt & Pwr Rev Participating VRDN Series 2023 XF1586, 3.65% 3/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,340,000	3,340,000
State of Washington Gen. Oblig. 3.74% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	12,000,000	12,000,000
State of Washington Gen. Oblig. Participating VRDN Series 2024 CF7002, 3.64% 8/1/2041 (Liquidity Facility Citibank NA) (b)(e)	3,200,000	3,200,000
State of Washington Series 2025 MS0036, 3.74% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,820,000	2,820,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 3.66% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,090,000	2,090,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2022 XX1238, 3.66% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,600,000	7,600,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 3.67% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(e)	300,000	300,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 3.66% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	6,010,000	6,010,000
TOTAL WASHINGTON		48,435,000
West Virginia - 0.1%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 3.66% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,760,000	3,760,000
Wisconsin - 0.2%
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 3.65% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,530,000	1,530,000
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN Series 2024 XG0553, 3.65% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,450,000	1,450,000
Wisconsin Health & Edl Facilities Participating VRDN Series 2019 XF0741, 3.65% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,320,000	2,320,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 3.65% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,100,000	2,100,000
TOTAL WISCONSIN		7,400,000
TOTAL TENDER OPTION BOND (Cost $1,143,570,503)		1,143,570,503

Variable Rate Demand Note - 40.8%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Mobile AL Indl Dev Brd Swdr (Alabama Power & Light Proj.) 3% 6/1/2034 VRDN (b)	12,200,000	12,200,000
Alaska - 1.4%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	23,900,000	23,900,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.13% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	16,600,000	16,600,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.28% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	15,650,000	15,650,000
TOTAL ALASKA		56,150,000
Arizona - 2.1%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.8% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	12,900,000	12,900,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.8% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	8,690,000	8,690,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 2.75% 12/1/2054, LOC Royal Bank of Canada VRDN (b)	21,100,000	21,100,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 3.6% 1/1/2048 VRDN (b)	14,850,000	14,850,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.8% 5/1/2029 VRDN (b)	8,600,000	8,600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.9% 5/1/2029 VRDN (b)	1,000,000	1,000,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3.9% 5/1/2029 VRDN (b)	15,825,000	15,825,000
Tempe AZ Indl Dev Auth Rev (Various Capital Projects) 3.77% 7/1/2034, LOC Bank of America NA VRDN (b)	3,400,000	3,400,000
TOTAL ARIZONA		86,365,000
Colorado - 1.5%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 3.62% 5/15/2064 VRDN (b)	8,000,000	8,000,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 3.62% 5/15/2062 VRDN (b)	17,600,000	17,600,000
University of Colorado Hospital Authority 2.8% 11/15/2039 VRDN (b)	19,000,000	19,000,000
University of Colorado Hospital Authority Series 2018 A, 2.9% 11/15/2030 VRDN (b)	7,965,000	7,965,000
University of Colorado Hospital Authority Series 2019 A, 2.9% 11/15/2049 VRDN (b)	4,600,000	4,600,000
University of Colorado Hospital Authority Series 2025 A, 3.6% 11/15/2045 VRDN (b)	5,500,000	5,500,000
TOTAL COLORADO		62,665,000
Connecticut - 4.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2014 C 2, 3.62% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	10,000,000	10,000,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2017 A 3, 3.6% 11/15/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	6,800,000	6,800,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 A 3, 3.63% 5/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	11,800,000	11,800,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 2, 3.63% 11/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	8,860,000	8,860,000
Connecticut St Gen. Oblig. Series 2016 C, 3.64% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	54,355,000	54,355,000
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 3.62% 7/1/2034, LOC JPMorgan Chase Bank NA VRDN (b)	6,865,000	6,865,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 2, 2.85% 7/1/2060 VRDN (b)	38,100,000	38,100,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series A SUB A 3, 3.6% 11/15/2051 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	3,800,000	3,800,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series D, 2.7% 7/1/2048 VRDN (b)	26,600,000	26,600,000
TOTAL CONNECTICUT		167,180,000
Delaware - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.83% 10/1/2028 VRDN (b)	2,300,000	2,300,000
District Of Columbia - 0.5%
District Columbia Rev (Medstar Health Inc Proj.) 2.8% 8/15/2038, LOC TD Bank NA VRDN (b)	9,300,000	9,300,000
District Columbia Rev (The Pew Charitable Trust Proj.) 3.6% 4/1/2038, LOC PNC Bank NA VRDN (b)	12,900,000	12,900,000
TOTAL DISTRICT OF COLUMBIA		22,200,000
Florida - 1.7%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 3% 4/1/2039 VRDN (b)	9,480,000	9,480,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.85% 4/1/2039 VRDN (b)	9,100,000	9,100,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.85% 5/1/2029 VRDN (b)	8,800,000	8,800,000
Highlands County Health Facilities Authority (Advent Health Proj.) 3.65% 11/15/2033 VRDN (b)	9,240,000	9,240,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 2.75% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	12,620,000	12,620,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 3.75% 7/1/2052 VRDN (b)	8,250,000	8,250,000
Mississippi Bus Fin Corp MI Po (Florida Pwr & Lt Co Proj.) Series 2014, 2.85% 4/1/2044 VRDN (b)	2,700,000	2,700,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) 3.62% 1/1/2037, LOC TD Bank NA VRDN (b)	3,605,000	3,605,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 3.62% 1/1/2039, LOC TD Bank NA VRDN (b)	4,140,000	4,140,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 3.65% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	3,700,000	3,700,000
TOTAL FLORIDA		71,635,000
Georgia - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.4% 11/1/2052 VRDN (b)	4,800,000	4,800,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.7% 9/1/2029 VRDN (b)	6,900,000	6,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 3.8% 6/1/2049 VRDN (b)	2,900,000	2,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 3.75% 9/1/2037 VRDN (b)	2,200,000	2,200,000
TOTAL GEORGIA		16,800,000
Illinois - 0.9%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.82% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	2,100,000	2,100,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 3.6% 5/1/2048, LOC PNC Bank NA VRDN (b)	7,250,000	7,250,000
Illinois Fin Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2012G, 3.6% 8/1/2040, LOC Bank of Montreal/Chicago IL VRDN (b)	18,130,000	18,130,000
Illinois Fin Auth Rev (The Latin School Of Chicago Proj.) 3.65% 8/1/2035, LOC JPMorgan Chase Bank NA VRDN (b)	2,500,000	2,500,000
Illinois Fin Auth Rev (University Of Chicago Medical Center/The Proj.) 3.6% 8/1/2044, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	8,100,000	8,100,000
TOTAL ILLINOIS		38,080,000
Indiana - 2.4%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 3.72% 8/15/2045, LOC Truist Bank VRDN (b)	8,800,000	8,800,000
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) 3.6% 9/1/2048, LOC Barclays Bank PLC VRDN (b)	8,375,000	8,375,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.75% 11/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	13,105,000	13,105,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.85% 11/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	15,400,000	15,400,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 2.7% 12/1/2047 VRDN (b)	10,700,000	10,700,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 3.05% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	15,000,000	15,000,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.75% 12/1/2039, LOC Mizuho Bank Ltd VRDN (b)	9,870,000	9,870,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) 2.85% 11/15/2036 VRDN (b)	4,840,000	4,840,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 3.32% 12/1/2034 VRDN (b)	13,100,000	13,100,000
TOTAL INDIANA		99,190,000
Iowa - 2.0%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 3.65% 6/1/2039 VRDN (b)	1,700,000	1,700,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.7% 12/1/2045 VRDN (b)	20,280,000	20,280,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.7% 12/1/2051 VRDN (b)	10,200,000	10,200,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 C, 3% 11/15/2041, LOC JPMorgan Chase Bank NA VRDN (b)	19,160,000	19,160,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 D, 2.8% 12/1/2041, LOC TD Bank NA VRDN (b)	10,700,000	10,700,000
Iowa St Fin Auth Midwestern Ec (Cargill Inc Proj.) Series 2012A, 3.65% 6/1/2039 VRDN (b)	19,700,000	19,700,000
TOTAL IOWA		81,740,000
Kansas - 0.7%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.43% 9/1/2035 VRDN (b)	7,400,000	7,400,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.43% 9/1/2035 VRDN (b)	3,500,000	3,500,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas Central Proj.) 2.95% 4/15/2032 VRDN (b)	11,500,000	11,500,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.95% 4/15/2032 VRDN (b)	700,000	700,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.95% 4/15/2032 VRDN (b)	7,100,000	7,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.95% 4/15/2032 VRDN (b)	500,000	500,000
TOTAL KANSAS		30,700,000
Kentucky - 0.1%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (St. Elizabeth Healthcare Proj.) 2.8% 5/1/2033, LOC TD Bank NA VRDN (b)	4,600,000	4,600,000
Louisiana - 1.1%
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 3.7% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (b)	2,400,000	2,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3% 12/1/2043 VRDN (b)	5,200,000	5,200,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.28% 8/1/2049 VRDN (b)	17,300,000	17,300,000
Louisiana Pub Facs Auth Rev (Christus Health Proj.) 3.32% 7/1/2047, LOC TD Bank NA VRDN (b)	1,600,000	1,600,000
St James Parish LA Rev (Nucor Corp Proj.) 2.96% 11/1/2040 VRDN (b)	9,820,000	9,820,000
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (b)	8,900,000	8,900,000
TOTAL LOUISIANA		45,220,000
Michigan - 0.6%
Michigan Hsg Dev Auth Rent Hsg Rev (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2022 B, 2.71% 4/1/2062, LOC Bank of America NA VRDN (b)	18,780,000	18,780,000
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 3.66% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	6,000,000	5,999,983
TOTAL MICHIGAN		24,779,983
Minnesota - 0.7%
Hennepin Cnty Minn Gen. Oblig. Series 2018B, 3.56% 12/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	19,800,000	19,800,000
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 B, 2.9% 11/15/2048, LOC JPMorgan Chase Bank NA VRDN (b)	9,200,000	9,200,000
TOTAL MINNESOTA		29,000,000
Missouri - 1.0%
Missouri St Health & Edl Facs (Ascension Health Credit Group Proj.) 2.66% 11/15/2039 VRDN (b)	33,530,000	33,530,000
Missouri St Health & Edl Hlth (Bjc Health System Proj.) 3.6% 5/15/2038 VRDN (b)	8,255,000	8,255,000
TOTAL MISSOURI		41,785,000
Nevada - 1.1%
Clark Cnty NV Arpt Rev 2.8% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	38,600,000	38,600,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) 2.68% 12/1/2039, LOC Bank of America NA VRDN (b)	8,800,000	8,800,000
TOTAL NEVADA		47,400,000
New Hampshire - 0.2%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 1.9% 11/1/2064, LOC Truist Bank VRDN (b)	6,400,000	6,400,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 3.67% 1/19/2027 VRDN (b)(d)(f)	3,000,000	3,000,000
New York - 2.6%
City of New York NY Gen. Oblig. Series 2014 D 5, 3.6% 8/1/2041, LOC PNC Bank NA VRDN (b)	9,875,000	9,875,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 3.6% 11/1/2032, LOC TD Bank NA VRDN (b)	4,400,000	4,400,000
New York NY City Health & Hosp 2.8% 2/15/2031, LOC TD Bank NA VRDN (b)	7,345,000	7,345,000
New York NY City Transitional Fin Auth Rev Series 2018 C 6, 3.6% 5/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	3,545,000	3,545,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Kibel Family Proj.) 2.75% 3/15/2036, LOC Fannie Mae VRDN (b)	10,350,000	10,350,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Rockrose Development Proj.) 2.8% 4/15/2036, LOC Fannie Mae VRDN (b)	9,800,000	9,800,000
New York NY Cty Muni Wtr Fin Auth 2.65% 6/15/2033 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	5,400,000	5,400,000
New York NY Cty Muni Wtr Fin Auth Series 2013 AA 1, 3.6% 6/15/2046 (Liquidity Facility PNC Bank NA) VRDN (b)	150,000	150,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 3.62% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	15,000,000	15,000,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 3.6% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	17,800,000	17,800,000
New York St Dorm Auth Revs Non St Supported Debt (Fordham University Proj.) 3.59% 7/1/2032, LOC Bank of America NA VRDN (b)	4,500,000	4,500,000
New York St Hsg Fin Agy Rev (Mount Sinai Medical Center, Ny Proj.) 2.8% 5/1/2044, LOC TD Bank NA VRDN (b)	9,255,000	9,255,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.8% 5/15/2041, LOC Fannie Mae VRDN (b)	4,800,000	4,800,000
Triborough Brdg & Tunl NY Revs Series 2005 B 2A, 2.65% 1/1/2032, LOC State Street Bank & Trust Co VRDN (b)	4,675,000	4,675,000
TOTAL NEW YORK		106,895,000
North Carolina - 0.2%
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 3.72% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	2,000,000	2,000,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 3.69% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (b)	5,750,000	5,750,000
TOTAL NORTH CAROLINA		7,750,000
Ohio - 4.5%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 2.8% 5/1/2036, LOC TD Bank NA VRDN (b)	23,815,000	23,815,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 3.67% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	9,920,000	9,920,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2013A, 3.65% 11/1/2036 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	4,100,000	4,100,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2013B, 3.65% 5/1/2029 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	8,490,000	8,490,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2017 B, 3.65% 11/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	8,015,000	8,015,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2011C, 2.7% 11/15/2033 VRDN (b)	13,300,000	13,300,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.75% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	6,500,000	6,500,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.75% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,800,000	5,800,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018 Z, 3.32% 5/15/2037 VRDN (b)	4,915,000	4,915,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 3.6% 5/15/2037 VRDN (b)	10,525,000	10,525,000
Ohio St Adult Correctional Cap Facs (Ohio St Proj.) Series 2019 C, 2.85% 10/1/2039 VRDN (b)	9,000,000	9,000,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021D, 2.75% 1/15/2051, LOC US Bank NA/Cincinnati OH VRDN (b)	12,500,000	12,500,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 D2, 2.85% 1/1/2052 VRDN (b)	13,300,000	13,300,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series E, 2.8% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)	5,200,000	5,200,000
Ohio St Univ Gen Rcpts Series 2023 A1, 2.7% 6/1/2043 VRDN (b)	28,100,000	28,100,000
Ohio St Univ Gen Rcpts Series 2023 D1, 2.68% 12/1/2035 VRDN (b)	9,800,000	9,800,000
Ohio St Univ Gen Rcpts Series 2023 D2, 2.85% 12/1/2034 VRDN (b)	4,150,000	4,150,000
Ohio St Univ Gen Rcpts Series 2023 D2, 2.85% 12/1/2044 VRDN (b)	8,600,000	8,600,000
TOTAL OHIO		186,030,000
Pennsylvania - 2.1%
Delaware Valley Regl Fin Auth PA Local Gov Rev Gen. Oblig. Series 2020D, 2.8% 11/1/2055, LOC TD Bank NA VRDN (b)	20,310,000	20,310,000
Delaware Valley Regl Fin Auth PA Local Gov Rev Series 2022E, 2.8% 3/1/2052, LOC TD Bank NA VRDN (b)	5,450,000	5,450,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.7% 12/1/2039, LOC PNC Bank NA VRDN (b)	4,950,000	4,950,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.7% 12/1/2039, LOC PNC Bank NA VRDN (b)	4,570,000	4,570,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 3.65% 8/15/2031, LOC Fannie Mae VRDN (b)	1,400,000	1,400,000
Pennsylvania St Higher Edl Rev (Univ Of Penn Health Systems Proj.) 2.68% 1/1/2038, LOC Bank of America NA VRDN (b)	12,965,000	12,965,000
Philadelphia PA Gas Wks Rev Series 8TH B, 3.62% 8/1/2031, LOC TD Bank NA VRDN (b)	19,800,000	19,800,000
Philadelphia PA Gen. Oblig. 3.72% 8/1/2031, LOC Truist Bank, LOC Barclays Bank PLC VRDN (b)	16,600,000	16,600,000
TOTAL PENNSYLVANIA		86,045,000
Tennessee - 0.0%
Blount Cnty Tenn Pub Bldg Auth 3.38% 6/1/2039, LOC Truist Bank VRDN (b)	615,000	615,000
Texas - 6.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 2.65% 7/1/2054 VRDN (b)	13,700,000	13,700,000
Harris Cnty TX Hosp Dist Rev 3.67% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	6,500,000	6,500,000
Houston TX Util Sys Rev 3.35% 5/15/2034 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	21,400,000	21,400,000
Houston TX Util Sys Rev 3.35% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	6,300,000	6,300,000
Houston TX Util Sys Rev 3.35% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	300,000	300,000
Houston TX Util Sys Rev Series 2012 A, 3.35% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (b)	31,880,000	31,880,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.74% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	5,200,000	5,200,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.76% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (b)	3,000,000	3,000,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.74% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	33,200,000	33,200,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.76% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	11,700,000	11,700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.9% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	40,200,000	40,200,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 2.76% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,200,000	4,200,000
Texas State Gen. Oblig. 2.9% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,460,000	12,460,000
Texas State Gen. Oblig. 2.9% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,370,000	5,370,000
Texas State Gen. Oblig. 2.9% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	16,175,000	16,175,000
Texas State Gen. Oblig. 2.9% 6/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	10,465,000	10,465,000
Texas State Gen. Oblig. 2.9% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,750,000	2,750,000
Texas State Gen. Oblig. 2.9% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	11,465,000	11,465,000
Texas State Gen. Oblig. 2.9% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,335,000	5,335,000
Texas State Gen. Oblig. 2.95% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	15,955,000	15,955,000
Texas State Gen. Oblig. Series 2017, 2.9% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	12,470,000	12,470,000
TOTAL TEXAS		270,025,000
Virginia - 1.3%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 3.62% 5/15/2042 VRDN (b)	10,645,000	10,645,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 3.62% 5/15/2033 VRDN (b)	3,600,000	3,600,000
Harrisonburg VA Economic Dev Auth Health Care Facs Rev (Sentara Healthcare Proj.) Series 2023, 2.75% 8/15/2046, LOC US Bank NA/Cincinnati OH VRDN (b)	23,615,000	23,615,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) 2.75% 11/1/2034 VRDN (b)	15,600,000	15,600,000
TOTAL VIRGINIA		53,460,000
Washington - 0.4%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 3.75% 10/1/2029, LOC Bank of America NA VRDN (b)	7,850,000	7,850,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 3.65% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (b)	7,000,000	7,000,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Vintage At Urban Center Llc Proj.) 3.65% 7/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)	2,685,000	2,685,000
TOTAL WASHINGTON		17,535,000
Wisconsin - 0.2%
Wisconsin Hsg & Eda Hsg Rev (WI Home Ownership Proj.) Series 2023F, 3.62% 5/1/2061 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	2,800,000	2,800,000
Wisconsin St Health & Edl Facs (Various Capital Projects) 2.75% 8/15/2034, LOC JPMorgan Chase Bank NA VRDN (b)	3,865,000	3,865,000
TOTAL WISCONSIN		6,665,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,684,409,983)		1,684,409,983

Commercial Paper - 7.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 2.88% 7/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.88	2,900,000	2,900,000
Austin TX Util Sys Rev 2.9% 6/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.90	20,000,000	20,000,000
Board of Regents of the University of Texas System 2.87% 5/19/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.87	6,900,000	6,900,000
Board of Regents of the University of Texas System 2.87% 8/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.87	6,900,000	6,900,000
Board of Regents of the University of Texas System 2.9% 7/15/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	6,700,000	6,700,000
Board of Regents of the University of Texas System 2.9% 8/21/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	7,100,000	7,100,000
Board of Regents of the University of Texas System 2.92% 7/10/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.92	8,600,000	8,600,000
Board of Regents of the University of Texas System 2.94% 6/2/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.94	11,299,000	11,299,000
Board of Regents of the University of Texas System 2.94% 8/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.94	4,000,000	4,000,000
Board of Regents of the University of Texas System 2.94% 8/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.94	12,300,000	12,300,000
Board of Regents of the University of Texas System 3.05% 9/11/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.05	5,400,000	5,400,000
Board of Regents of the University of Texas System 3.1% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	2,600,000	2,600,000
Board of Regents of the University of Texas System 3.1% 5/28/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	3,600,000	3,600,000
Board of Regents of the University of Texas System 3.17% 5/14/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.17	2,400,000	2,400,000
City of Philadelphia PA Water & Wastewater Revenue 2.9% 5/20/2025, LOC Toronto Dominion Bank CP	2.90	1,400,000	1,400,000
Dallas TX Rapid Transit Sales Tax Rev 3.2% 1/25/2026 CP	3.20	8,400,000	8,400,000
Fort Bend TX Indpt Sch Dist 2.9% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.90	10,000,000	10,000,000
Fort Bend TX Indpt Sch Dist 2.97% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.97	6,500,000	6,500,000
Fort Bend TX Indpt Sch Dist 2.99% 5/23/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.99	1,600,000	1,600,000
Harris Cnty TX 2.85% 5/1/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.85	7,920,000	7,920,000
Harris Cnty TX 2.91% 7/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.91	3,400,000	3,400,000
Harris Cnty TX 3% 7/16/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	1,400,000	1,400,000
Harris Cnty TX 3% 7/16/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.00	900,000	900,000
Harris Cnty TX 3% 7/16/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	3.00	1,310,000	1,310,000
Lower Colorado River Authority 3.43% 5/22/2025, LOC Truist Bank CP	3.43	3,100,000	3,100,000
Massachusetts St Wtr Res Auth 2.85% 5/7/2025, LOC TD Bank NA CP	2.85	12,000,000	12,000,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 3.45% 5/8/2025, LOC TD Bank NA CP	3.45	10,000,000	10,000,000
Michigan St Bldg Auth Rev 2.98% 5/15/2025, LOC JPMorgan Chase Bank NA CP	2.98	19,700,000	19,700,000
Omaha Public Power District 2.95% 6/17/2025 CP	2.95	2,800,000	2,800,000
Salt River Proj AZ Agric & Pwr 3.1% 6/5/2025 CP	3.10	8,400,000	8,400,000
Texas A&M Univ Perm Univ Fund 2.82% 6/4/2025 CP	2.82	6,400,000	6,400,000
University CA Revs 3.4% 5/15/2025 CP	3.40	7,900,000	7,900,000
University TX Perm Univ Fd 2.85% 8/14/2025 CP	2.85	2,200,000	2,200,000
University TX Perm Univ Fd 2.87% 7/24/2025 CP	2.87	5,600,000	5,600,000
University TX Perm Univ Fd 2.88% 8/27/2025 CP	2.88	6,800,000	6,800,000
University TX Perm Univ Fd 3.12% 6/17/2025 CP	3.12	10,000,000	10,000,000
University TX Perm Univ Fd 3.12% 6/17/2025 CP	3.12	10,000,000	10,000,000
University TX Perm Univ Fd 3.15% 6/10/2025 CP	3.15	15,000,000	15,000,000
University TX Perm Univ Fd 3.3% 10/2/2025 CP	3.30	4,400,000	4,400,000
Wisconsin St 2.95% 12/8/2025 CP	2.95	3,200,000	3,200,000
Wisconsin St 2.98% 12/11/2025 CP	2.98	13,100,000	13,100,000
Wisconsin St 3.3% 8/18/2025 CP	3.30	8,200,000	8,200,000
TOTAL COMMERCIAL PAPER (Cost $292,329,000)			292,329,000

Money Market Funds - 11.7%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (h)(i) (Cost $486,083,969)	3.19	485,892,566	486,083,969

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,160,971,462)	4,160,971,462
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(23,543,320)
NET ASSETS - 100.0%	4,137,428,142

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,235,003 or 1.7% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.9% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/24	540,003

Arizona Ind Dev Auth Participating VRDN 3.9% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	400,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,700,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.9% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	4,000,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.9% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/25	2,500,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24 - 10/10/24	3,800,000

Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.9% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	1,600,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.9% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	1,200,000

Florida Baptist Health Series 2025 BAML5066, 3.77% tender 8/15/2055 (Liquidity Facility Bank of America NA)	4/01/25	3,800,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.74% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/25	5,900,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.74% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/25 - 4/10/25	2,240,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.9% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	900,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 3.7% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/04/23 - 3/28/24	4,410,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.9% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/04/24	1,300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.9% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/24	800,000

New York Dorm Auth Royal Charter PropParticipating VRDN Series 2025 MIZ9208, 3.9% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/25	6,700,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.9% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	500,000

Port Auth NY & NJ 3.67% 1/19/2027 VRDN	7/31/20	3,000,000

Port of Morrow Series 2024 MS0026, 3.82% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/24	5,000,000

River Islands Pub Fing Auth Participating VRDN 3.9% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	2,800,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.9% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,800,000

State of Washington Gen. Oblig. 3.74% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA)	4/11/25	12,000,000

State of Washington Series 2025 MS0036, 3.74% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/03/25 - 4/15/25	2,820,000

Texas Wtr Dev Brd Series 2025 MS0037, 3.74% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/07/25	1,525,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	112,067,415	1,131,412,239	757,395,685	3,821,231	-	-	486,083,969	485,892,566	19.6%
Total	112,067,415	1,131,412,239	757,395,685	3,821,231	-	-	486,083,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Fidelity® Tax-Exempt Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,674,887,493)	$3,674,887,493
Fidelity Central Funds (cost $486,083,969)	486,083,969

Total Investment in Securities (cost $4,160,971,462)		$4,160,971,462
Receivable for fund shares sold		34,031,303
Interest receivable		26,904,937
Distributions receivable from Fidelity Central Funds		1,012,850
Prepaid expenses		1,003
Receivable from investment adviser for expense reductions		209,265
Other receivables		753
Total assets		4,223,131,573
Liabilities
Payable to custodian bank	$471
Payable for investments purchased
Regular delivery	17,114,309
Delayed delivery	32,326,838
Payable for fund shares redeemed	33,278,979
Distributions payable	1,621,235
Accrued management fee	822,836
Distribution and service plan fees payable	34,537
Other affiliated payables	468,060
Other payables and accrued expenses	36,166
Total liabilities		85,703,431
Net Assets		$4,137,428,142
Net Assets consist of:
Paid in capital		$4,137,468,023
Total accumulated earnings (loss)		(39,881)
Net Assets		$4,137,428,142

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($29,016,908 ÷ 28,990,650 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($103,075,177 ÷ 102,984,319 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,233,165,743 ÷ 1,232,066,747 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($2,772,170,314 ÷ 2,769,576,339 shares)		$1.00
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Interest		$52,392,036
Income from Fidelity Central Funds		3,821,231
Total income		56,213,267
Expenses
Management fee	$4,666,458
Transfer agent fees	2,534,114
Distribution and service plan fees	239,224
Accounting fees and expenses	165,093
Custodian fees and expenses	17,445
Independent trustees' fees and expenses	4,695
Registration fees	162,323
Audit fees	20,228
Legal	2,283
Miscellaneous	3,016
Total expenses before reductions	7,814,879
Expense reductions	(1,201,120)
Total expenses after reductions		6,613,759
Net Investment income (loss)		49,599,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,600
Total net realized gain (loss)		20,600
Net increase in net assets resulting from operations		$49,620,108
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,599,508	$104,714,232
Net realized gain (loss)	20,600	48,329
Net increase in net assets resulting from operations	49,620,108	104,762,561
Distributions to shareholders	(49,603,306)	(104,680,960)

Share transactions - net increase (decrease)	569,277,694	456,985,656
Total increase (decrease) in net assets	569,294,496	457,067,257

Net Assets
Beginning of period	3,568,133,646	3,111,066,389
End of period	$4,137,428,142	$3,568,133,646

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.010	.026	.022	.003	- B	.002
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	.001
Total from investment operations	.010	.026	.022	.003	.001	.003
Distributions from net investment income	(.010)	(.026)	(.022)	(.003)	- B	(.002)
Distributions from net realized gain	-	-	-	-	(.001)	(.001)
Total distributions	(.010)	(.026)	(.022)	(.003)	(.001)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.04%	2.59%	2.26%	.27%	.07%	.30%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.98% G	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	.56%	.13%	.63%
Expenses net of all reductions, if any	.95% G	.95%	.95%	.56%	.13%	.63%
Net investment income (loss)	2.09% G	2.55%	2.24%	.28%	.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$29,017	$31,437	$34,621	$45,102	$44,640	$47,877

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund Daily Money Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.028	.025	.004	- B	.004
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.012	.028	.025	.004	.001	.004
Distributions from net investment income	(.012)	(.028)	(.025)	(.004)	- B	(.004)
Distributions from net realized gain	-	-	-	-	(.001)	- B
Total distributions	(.012)	(.028)	(.025)	(.004)	(.001)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.16%	2.84%	2.52%	.36%	.07%	.41%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.73% G	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.45%	.13%	.51%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.45%	.13%	.51%
Net investment income (loss)	2.34% G	2.80%	2.49%	.38%	.01%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$103,075	$118,202	$60,833	$44,232	$52,917	$61,707

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.031	.028	.005	- B	.005
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.013	.031	.028	.005	.001	.005
Distributions from net investment income	(.013)	(.031)	(.028)	(.005)	- B	(.005)
Distributions from net realized gain	-	-	-	-	(.001)	- B
Total distributions	(.013)	(.031)	(.028)	(.005)	(.001)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.30%	3.13%	2.81%	.49%	.07%	.53%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.32%	.13%	.39%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.32%	.13%	.39%
Net investment income (loss)	2.62% G	3.08%	2.77%	.51%	.01%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,233,166	$1,135,705	$1,111,696	$1,202,425	$1,314,523	$1,483,665

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund Premium Class

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.032	.029	.006	- B	.006
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.014	.032	.029	.006	.001	.006
Distributions from net investment income	(.014)	(.032)	(.029)	(.006)	- B	(.006)
Distributions from net realized gain	-	-	-	-	(.001)	(.001)
Total distributions	(.014)	(.032)	(.029)	(.006)	(.001)	(.006) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.36%	3.26%	2.93%	.57%	.07%	.64%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.37% H	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30 % H	.30%	.30%	.26%	.13%	.31%
Expenses net of all reductions, if any	.30% H	.30%	.30%	.26%	.13%	.31%
Net investment income (loss)	2.74% H	3.20%	2.89%	.58%	.01%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,772,170	$2,282,790	$1,903,916	$1,475,690	$1,164,904	$1,405,668

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (the Funds) are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$502,318

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Fidelity Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

Tax cost ($)
Fidelity Treasury Money Market Fund	46,386,059,030
Fidelity Tax-Exempt Money Market Fund	4,160,971,462

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Treasury Money Market Fund	-	(229,222)	(229,222)
Fidelity Tax-Exempt Money Market Fund	(65,906)	-	(65,906)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Funds' financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	5,384,170	188,832
Daily Money Class	- %	.25%	4,600,756	259,032
Advisor C Class	.75%	.25%	365,864	63,811
			10,350,790	511,675
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	76,862	66,211
Daily Money Class	- %	.25%	162,362	53,191
			239,224	119,402
Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Treasury Money Market Fund
Daily Money Class	514
Advisor C ClassA	5,329

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$ 2,153,668
Daily Money Class	3,680,604
Advisor C Class	73,173
Fidelity Treasury Money Market Fund	32,543,727
$38,451,172
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$30,745
Daily Money Class	129,890
Fidelity Tax-Exempt Money Market Fund	1,174,425
Premium Class	1,199,054
$2,534,114
During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	34,952,719	82,005,000	-

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Treasury Money Market Fund	87,602
5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	238,785
Daily Money Class	.70%	358,262
Advisor C Class	1.45%	9,074
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	4,214
Daily Money Class	.70%	16,750
Fidelity Tax-Exempt Money Market Fund	.42%	313,080
Premium Class	.30%	865,833

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Tax-Exempt Money Market Fund	1,243
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$37,783,809	$88,553,177
Daily Money Class	69,170,613	143,850,334
Advisor C Class	1,105,856	3,458,368
Fidelity Treasury Money Market Fund	860,595,260	2,008,545,290
Total	$968,655,538	$2,244,407,169
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$316,718	$881,898
Daily Money Class	1,478,885	2,150,775
Fidelity Tax-Exempt Money Market Fund	15,196,239	34,682,466
Premium Class	32,611,464	66,965,821
Total	$49,603,306	$104,680,960
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	5,799,426,783	12,757,171,321	$5,799,426,783	$12,757,171,321
Reinvestment of distributions	27,539,912	65,068,308	27,539,912	65,068,308
Shares redeemed	(5,668,432,805)	(12,484,336,759)	(5,668,432,805)	(12,484,336,759)
Net increase (decrease)	158,533,890	337,902,870	$158,533,890	$337,902,870
Daily Money Class
Shares sold	6,150,751,791	10,761,239,818	$6,150,751,793	$10,761,239,820
Reinvestment of distributions	49,359,479	102,291,797	49,359,479	102,291,797
Shares redeemed	(5,943,195,881)	(10,314,213,971)	(5,943,195,881)	(10,314,213,971)
Net increase (decrease)	256,915,389	549,317,644	$256,915,391	$549,317,646
Advisor C Class
Shares sold	30,078,090	43,445,643	$30,078,090	$43,445,643
Reinvestment of distributions	1,074,746	3,382,600	1,074,746	3,382,600
Shares redeemed	(29,802,560)	(75,959,698)	(29,802,561)	(75,959,700)
Net increase (decrease)	1,350,276	(29,131,455)	$1,350,275	$(29,131,457)
Fidelity Treasury Money Market Fund
Shares sold	112,285,875,212	218,535,868,301	$112,285,873,212	$218,535,870,301
Reinvestment of distributions	625,315,924	1,464,036,957	625,315,924	1,464,036,957
Shares redeemed	(116,341,539,935)	(216,118,920,463)	(116,341,539,935)	(216,118,920,462)
Net increase (decrease)	(3,430,348,799)	3,880,984,795	$(3,430,350,799)	$3,880,986,796
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	353,760	11,091,665	$353,760	$11,091,665
Reinvestment of distributions	305,544	840,616	305,544	840,616
Shares redeemed	(3,072,860)	(15,108,243)	(3,072,860)	(15,108,243)
Net increase (decrease)	(2,413,556)	(3,175,962)	$(2,413,556)	$(3,175,962)
Daily Money Class
Shares sold	102,686,101	122,550,152	$102,686,101	$122,550,152
Reinvestment of distributions	1,225,620	1,896,705	1,225,620	1,896,705
Shares redeemed	(119,009,672)	(67,125,595)	(119,009,672)	(67,125,595)
Net increase (decrease)	(15,097,951)	57,321,262	$(15,097,951)	$57,321,262
Fidelity Tax-Exempt Money Market Fund
Shares sold	455,025,076	628,097,958	$455,025,076	$628,097,958
Reinvestment of distributions	13,475,709	30,841,884	13,475,709	30,841,884
Shares redeemed	(370,959,206)	(634,802,661)	(370,959,206)	(634,802,661)
Net increase (decrease)	97,541,579	24,137,181	$97,541,579	$24,137,181
Premium Class
Shares sold	1,916,788,330	2,804,724,165	$1,916,790,330	$2,804,722,165
Reinvestment of distributions	26,896,364	55,409,223	26,896,364	55,409,223
Shares redeemed	(1,454,439,072)	(2,481,428,213)	(1,454,439,072)	(2,481,428,213)
Net increase (decrease)	489,245,622	378,705,175	$489,247,622	$378,703,175
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703547.127
DMFI-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025